Loans (Details 5) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	[1]	$ 5,702,258	$ 5,448,788
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		5,778,424	5,505,658
Fixed interest rate [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		2,706,834	2,378,509
Floating interest rate [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		$ 3,071,590	$ 3,127,149

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.